Advances to Suppliers and Other Current Assets, Net	12 Months Ended
Dec. 31, 2019
Advances to Suppliers and Other Current Assets, Net [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

Note 6 – ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

As of December 31, 2019 and 2018, advances to suppliers and other current assets consisted of the following:

	December 31,	December 31,
	2019	2018
VAT-input	$69,388	$447,766
Deposits	294,242	1,232,632
Prepaid expense	1,017,531	368,586
Others	72,450	592,898
Total other current assets	1,453,611	2,641,882
Advances to suppliers	3,776,962	2,322,685
Total	5,230,573	4,964,567
Less: allowance for doubtful accounts	(530,818)	(60,277)
Advances to suppliers and other current assets, net	$4,699,755	$4,904,290

Other current assets include the value added tax pending for deduction and verification, advances to employees for business travel and other miscellaneous receivables such as utility fees, social insurance, personal income tax paid in advance on behalf of employees, prepayments made to service providers and property, plant and equipment suppliers and deposits, which include guarantee deposits, rent deposits and security deposits for bidding customer projects.